Property and Equipment (Details) (USD $)	9 Months Ended
	Sep. 30, 2012		Dec. 31, 2011
Gross	$ 8,215,031		$ 7,900,649
Accumulated depreciation	(4,870,605)		(4,558,202)
Net	3,344,426		3,342,447
Furniture and Fixtures
Useful Life	10 years
Gross	64,539		60,936
Computers
Useful Life	5 years
Gross	192,413		191,206
MFG equipment
Useful Life	10 years
Gross	4,062,593		3,967,302
Lab Equipment
Useful Life	10 years
Gross	988,122		821,639
Bldg/Leasehold
Useful Life	19 years	[1]
Gross	1,655,853		1,608,055
Building
Useful Life	40 years
Gross	571,141		571,141
Vehicles
Useful Life	5 years
Gross	300,370		300,370
Land
Gross	$ 380,000	[2]	$ 380,000	[2]

[1]	remainder of lease
[2]	Not depreciated